ASSET ACQUISITION	12 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
ASSET ACQUISITION
8. ASSET ACQUISITION
On July 22, 2020, the Company entered into a series of asset purchase agreements with Great Alliance Coliving Limited. and its affiliates (“Beautiful House”) to acquire assets, including approximately
 72,000
 apartment rental contracts
 with
leasehold improvements attached to
it
, and trademarks of Beautiful House. In addition, the Company also assumed liabilities of RMB
 349,665 associated with acquired assets
.
The consideration was comprised of cash
of
$29,000 (approximately RMB 205,306) and

128,589,392
shares of the Company’s Class A
 ordinary shares with total value of $42,673 (approximately RMB 289,733)
,
reflecting
 discount for lack of marketability.

The number of shares to be issued is determined based on the total share consideration amount agreed and average closing price of the Company’s ADS of 90 days prior to the execution of the asset purchase agreements. The shares are payable in three instalments of 30%, 40% and 30% with lockup periods expiring on June 30, 2021, 2022 and 2023, respectively.
 A
s
 of September 30, 2020, the Company made a cash payment of $5,800
 (equivalent of RMB
39,498
)
. There were
no
material direct transaction costs related to the transaction. The remaining

cash consideration payable of $
23,200
(equivalent of RMB 165,808)

and share consideration of RMB
289,733
were recorded in the account of “
Payable for asset acquisition
” and “additional
paid-in
capital”, respectively.
The Company accounted for the acquisition as an asset acquisition because the Company did not acquire substantive process from Beautiful House.
The Company determined the estimated fair values using Level 3 inputs after review and consideration of relevant information, including contract value of apartment rental agreements and estimates made by management. The apartment rental agreements with both landlords and tenants were valued using the multiperiod excess earnings method and the trademarks were valued using the relief from royalty method. The fair value of apartment rental agreements and trademarks was RMB 289,591 and RMB 86,900, respectively.
The total consideration of RMB 495,039, after deducting the liabilities of RMB 349,665 assumed in the asset acquisition, was allocated to identified assets on the basis of their relative fair value.The allocation is as follows:

RMB
Apartment rental agreements	649,733
Trademarks	194,971
Liabilities assumed by the Compan y	(349,665)

495,039